Long-Term Payable - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term payable	$ 8,026	50,000	$ 8,026	50,000